Debt - Mortgage Notes And Revolving Credit Facility (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total secured loans	$ 772,023	$ 640,031	$ 71,495
Unamortized debt issuance costs	(4,712)	(940)	(1,175)
Premium on assumed debt, net	1,750	3,016	0
Mortgage notes and revolving credit facility, net	769,061	642,107	70,320
Variable rate revolving credit facility
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		74,900
Future Acquisition Financing
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 125,000	$ 125,000
Fixed rate loans
Debt Instrument [Line Items]
Weighted average fixed interest rate	3.68%	4.03%
Weighted average remaining term	4 years 6 months	3 years 8 months 12 days
Total secured loans	$ 450,431	$ 213,009	35,995
Variable Rate Loans
Debt Instrument [Line Items]
Total secured loans	$ 321,592	$ 427,022	35,500
Variable Rate Loans | Floating rate mortgages
Debt Instrument [Line Items]
Weighted average interest rate	2.44%	2.86%
Weighted average remaining term	6 years 6 months	6 years 2 months 12 days
Total secured loans	$ 321,592	$ 407,022	0
Variable Rate Loans | Variable rate revolving credit facility | Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average interest rate	1.85%	1.63%
Weighted average remaining term	3 years	3 years 2 months 12 days
Total secured loans	$ 0	$ 20,000	$ 35,500